SHARE BASED PAYMENTS	12 Months Ended
Dec. 31, 2020
SHARE BASED PAYMENTS
SHARE BASED PAYMENTS

13. SHARE‑BASED PAYMENTS

Share incentive plan

In January 2019, the Group adopted a share incentive plan for the purpose of providing incentives and rewards to the Group’s directors, employees and consultants. As part of the Restructuring, the outstanding options were carried over on a one-for-one basis for the options under the Company’s share incentive plan (the “Share Incentive Plan”) with identical terms and conditions. Under the Share Incentive Plan, a total of 19,684,555 ordinary shares of the Company were reserved. The options granted under the Share Incentive Plan have a contractual term of 10 years.

The options granted are accounted for as equity awards and contain both service and performance vesting conditions. The options generally vest in several installments over certain service periods, subject to certain specified performance targets. In addition, majority of the options granted will not be vested and exercisable until the closing of an IPO and the completion of the requisite service periods after such IPO. Certain options granted would be fully vested and exercisable upon the closing of an IPO. The Company records shared-based compensation expense for options with performance conditions using an accelerated method over the requisite service period only if performance conditions are considered probable to be satisfied. Through the date of IPO, the Company has not recognized shared-based compensation expense for the options because the IPO is a performance condition that is not considered probable until it occurs. Upon the Company’s IPO, the performance condition was met and RMB73,378 of share-based compensation expenses was recognized accumulatively related to these awards.

A summary of the option activities under the Share Incentive Plan is stated below:

				Weighted‑
		Weighted‑	Weighted‑	average
		average	average	remaining	Aggregate
	Number of	Exercise	grant‑date	contractual	intrinsic
	options	price	fair value	term	value
		US$	US$	Years	US$
Outstanding, January 1, 2020	4,882,343	0.5	0.65	9.15	6,990
Granted	9,763,248	1.09	1.58	9.33
Forfeited	(480,623)	1.37	1.04
Exercised	—	—	—	—	—
Outstanding, December 31, 2020	14,164,968	0.88	1.28	8.93	38,899
Vested and expected to vest at December 31, 2020	14,164,968	0.88	1.28	8.93	38,899
Exercisable at December 31, 2020	3,200,000	0.05	2.28	9.69	11,437

The aggregate intrinsic value in the table above represents the difference between the Company’s closing stock price on the last trading day in 2020 and the options’ respective exercise price. The total intrinsic value of options exercised was RMB nil as no exercise of options during the years ended December 31, 2019 and 2020.

The total fair value of share options vested during the years ended December 31, 2018, 2019 and 2020 was nil,  nil and RMB49,835  (US$7,290), respectively. As of December 31, 2020, total unrecognized share-based compensation expenses related to unvested share-based awards were RMB44,915  (US$6,884), which were expected to be recognized over a weighted-average vesting period of 2.56 years.

Fair value of options

The fair value of options was determined using the binomial option pricing model, with the assistance from an independent valuer. The binomial option pricing model requires the input of highly subjective assumptions, including the expected share price volatility and the exercise multiple. For expected volatilities, the Group has made reference to historical volatilities of several comparable companies. The suboptimal exercise factor was estimated based on the Group’s expectation of exercise behavior of the grantees. The risk-free rate for periods within the contractual life of the options is based on the market yield of U.S. Treasury Bonds in effect at the time of grant. Prior to the IPO, the estimated fair value of the ordinary shares, at the option grant dates, was determined with the assistance from an independent valuation firm using the discounted cash flow method. Subsequent to the IPO, the fair value of the ordinary shares is one-fifth of the price of the Company’s publicly traded ADSs.

The assumptions used to estimate the fair value of the options granted are as follows:

	For the year ended December 31, 2019	For the year ended December 31, 2020
Fair value per ordinary share as at valuation date	US$0.73 ‑ US$1.93	US$1.30 ‑ US$5.55
Risk‑free rate	1.92% ‑ 2.69%	0.69% ‑ 0.84%
Expected volatility range	48.0% ‑ 48.1%	50.87% ‑ 51.22%
Exercise multiple	2.2	2.2 - 2.8

Other share‑based compensation

In January 2019, the Group awarded certain employees and consultant, for their past services performed, 55,053,763 ordinary shares which were immediately vested on the grant date and issued upon the contribution of RMB3,441 received from them. The fair value of the awards was based on the grant date fair value of Tianjin Hongen’s ordinary shares, which is RMB4.98 per share, determined with the assistance of an independent valuation firm. For the year ended December 31, 2019, total share-based compensation expenses recognized for such awards were RMB270,541.

The following table sets forth the amount of share-based compensation expense included in each of the relevant financial statement line items:

	For the year ended
	December 31,
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Cost of revenue	—	—	1,897	291
Research and development expenses	—	76,301	19,499	2,988
Sales and marketing expenses	—	25,892	2,858	438
General and administrative expenses	—	168,348	55,637	8,527
	—	270,541	79,891	12,244